Condensed Consolidated Balance Sheets Unaudited - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 418,182	$ 439,488	$ 164,944
Investments	200,912	218,218	39,954
Accounts receivable, net	13,681	17,074	17,449
Inventory	20,768	11,213	7,020
Deferred costs of services	8	462	1,450
Prepaid expenses and other current assets	5,158	5,097	1,158
Total current assets	658,709	691,552	231,975
Non-current inventory	2,547	4,085	6,024
Property and equipment, net of accumulated depreciation of $15,773 and $15,244 as of March 31, 2022 and December 31, 2021, respectively	15,857	9,557	3,913
Other long-term assets	8,966	908	378
Total assets	686,079	706,102	242,290
Current liabilities
Accounts payable	19,076	15,089	7,064
Accrued liabilities	9,305	11,109	6,310
Deferred revenue	5,300	3,021	1,762
Deferred rent		66	238
Current portion of long-term debt			2,423
Other current liabilities	1,250	66
Total current liabilities	34,931	29,285	17,797
Warrant liabilities	8,005	35,181
Earn-out liability	1,396	26,885
Deferred revenue, net of current portion	31,839	2,364	3,415
Convertible debt			1,926
Long-term debt			32,326
Other long-term liabilities	2,690	363	909
Total liabilities	78,861	94,078	56,373
Commitments and contingencies (Note 8)
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding at June 30, 2022 and December 31, 2021
Common stock, $0.0001 par value; 600,000,000 shares authorized; 183,453,324 and 181,552,241 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	18	18	11
Additional paid-in capital	1,134,024	1,110,991	597,274
Accumulated other comprehensive loss	(947)	(72)	(2)
Accumulated deficit	(525,877)	(498,913)	(411,366)
Total stockholders’ equity	607,218	612,024	185,917
Total liabilities and stockholders’ equity	$ 686,079	$ 706,102	$ 242,290